Commitments and Contingent Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 5 – CONTINGENCIES

Litigation

The company is currently involved in the following legal proceedings.

In September, 2014, we initiated litigation against Shadron Stastney, our CEO from January to December 2013, in the U.S. District Court in the Eastern District of Michigan as a result of a dispute related to his separation agreement. Mr. Stastney alleged damages related to the non-registration of shares that he was granted as part of his separation agreement signed in September 2013. Under the terms of the contract we are not obligated to register the shares and we deny any obligation to do so. We have requested declarative relief from the court and also requested an injunction from the court preventing Mr. Stastney from continuing to pursue his claims. Mr. Stastney has filed a counterclaim requesting damages of $450,000 related to the non-registration of his shares. The parties are currently in the discovery process and a dispositive motion has been filed by Mr. Stastney. We are in the process of preparing our response to the motion.

In March, 2015, we initiated litigation against LDM Group, LLC and PDR Network, LLC in the U.S. District Court in the Eastern District of Missouri related to the breach by LDM, and PDR as successor, of the settlement agreement signed February 28, 2014 related to previous litigation with LDM. LDM has failed to live up to its obligations under the settlement agreement including, but not limited to, not allowing us to distribute our eCoupon programs in the LDM network, not allowing us to distribute the LDM patient education programs, and not providing other information required under the settlement agreement. We are seeking enforcement of the settlement agreement and we are seeking damages in an amount at least equal to the amounts paid to date to LDM under the settlement agreement, which is in excess of $1.0 million, as well as damages for lost income and business value as a result of LDM’s breach of the agreement.

In March, 2015, we also initiated litigation against PDR Network, LLC in the U.S. District Court in the District of New Jersey as a result of PDR’s breach of the Master Services Agreement between the parties requiring PDR to exclusively use our eCoupon solution. We assert that PDR’s acquisition of LDM and the use of the LDM network to distribute coupons by PDR violates the agreement between the parties and we are seeking damages in an amount at least equal the amounts paid to date by us to LDM under the settlement agreement, which is in excess of $1.0 million, as well as damages for lost income and business value as a result of PDR’s actions.

In May, 2015, we filed an amended complaint in the Missouri case to consolidate the two cases and withdrew the case against PDR Networks in the U.S. District Court in the District of New Jersey, without prejudice. In July, 2015, the U.S. District Court for the Eastern District of Missouri dismissed the case, citing lack of Federal jurisdiction in the matter. We refiled the consolidated case against PDR Network and LDM group in State court in Missouri. The defendants have filed a motion to dismiss two of the four counts in the consolidated complaint. In January, 2016, the Court dismissed one of our four claims, but allowed the other three to continue forward. The parties are currently in the discovery process.

NOTE 16 – COMMITMENTS AND CONTINGENT LIABILITIES

Legal

The Company is currently involved in the following legal proceedings.

In September, 2014, we initiated litigation against Shadron Stastney, our previous CEO, in the U.S. District Court in the Eastern District of Michigan as a result of a dispute related to his separation agreement. Mr. Stastney alleged damages related to the non-registration of shares that he was granted as part of his separation agreement signed in September 2013. Under the terms of the contract we are not obligated to register the shares and we deny any obligation to do so. We have requested declarative relief from the court and also requested an injunction to prevent Mr. Stastney from continuing to pursue his claims. Mr. Stastney has filed a counterclaim requesting damages in the amount of at least $450,000 related to the nonregistration of his shares. The parties are currently in the discovery process and a dispositive motion has been filed by Mr. Stastney. We are in the process of preparing our response to the motion.

In March, 2015, we initiated litigation against LDM Group, LLC and PDR Network, LLC in the U.S. District Court in the Eastern District of Missouri related to the breach by LDM, and PDR as successor, of the settlement agreement signed February 28, 2014 to resolve previous litigation with LDM. LDM breached its obligations under the settlement agreement including, but not limited to, not allowing us to distribute our eCoupon programs in the LDM network, not allowing us to distribute the LDM patient education programs, and not providing other information required under the settlement agreement. We are seeking enforcement of the settlement agreement and damages in an amount at least equal to the amounts paid to date to LDM under the settlement agreement, which is in excess of $1.0 million, as well as damages for lost income and business value as a result of LDM’s breach of the agreement.

In March, 2015, we also initiated litigation against PDR Network, LLC in the U.S. District Court in the District of New Jersey as a result of PDR’s breach of the Master Services Agreement between the parties requiring PDR to exclusively use our eCoupon solution. We assert that PDR’s acquisition of LDM and the use of the LDM network to distribute coupons by PDR violates the agreement between the parties. We are seeking damages in an amount at least equal the amounts paid to date by us to LDM under the settlement agreement, which is in excess of $1.0 million, as well as damages for lost income and business value as a result of PDR’s actions.

In May, 2015, we filed an amended complaint in the Missouri case to consolidate the two cases and withdrew the case against PDR Networks in the U.S. District Court in the District of New Jersey, without prejudice. In July, 2015, the U.S. District Court for the Eastern District of Missouri dismissed the case, citing lack of Federal jurisdiction in the matter. We refiled the consolidated case against PDR Network and LDM group in State court in Missouri. The defendants filed a motion to dismissal of our claims except those for breach of contract. In January, the Court dismissed two of six claims asserted against LDM and PDR but allowed the remainder of our claims to continue forward. The parties are currently engaged in in the discovery process.

Revenue-share contracts

The Company has contacts with various Electronic Health Records systems and ePrescribe platforms, whereby we agree to share a portion of the revenue we generate for eCoupons distributed through their networks. These contracts grant audit rights related to the payments to our partners, and in some cases would require us to pay for the audit if the audit determined there was an underpayment and the underpayment meets certain thresholds, such as 10%.

Separation benefits

In February 2016, the Company hired a new CEO. The previous CEO will terminate as an employee effective March 31, 2016, but remain non-executive chairman of the Board. In connection with his separation from service, he will receive severance pay of 24 months, totaling approximately $405,000 and the Company will redeem 595,384 unissued common shares owing to him for an additional payment of $720,415. This includes the 300,000 shares described in Note 8, related party transactions, and 295,384 shares currently reflected in stock payable on the balance sheet.

Allscripts Agreement

In 2015, we signed an amendment to our Allscripts agreement whereby we became its exclusive eCoupon supplier and Allscripts agreed to integrate our eCoupon functionality into its Touchworks platform. Under the terms of this agreement, we agreed to pay $900,000 in two installments. The first installment of $250,000 was due and paid in November 2015. The second installment of $650,000 is due when the e-Coupon functionality is launched on a widespread basis in the Touchworks platform, which is currently expected to be in early 2017. If e-Coupon functionality is not launched by February, 2018, the initial payment of $250,000 will be refunded.